Nature of operations	12 Months Ended
Dec. 31, 2017
Nature of operations [Abstract]
Disclosure of nature of operations [text block]
1.	Nature of operations

Randgold Resources Limited (the company) and its subsidiaries together with its joint ventures (the group) carry out exploration and gold mining activities. The group currently has five operating mines. There are three operating mines in Mali, West Africa: the Morila gold mine (equity accounted joint venture), which started production in October 2000, the Loulo gold mine (subsidiary), which commenced production in November 2005 and the Gounkoto gold mine (subsidiary), which began production in June 2011. The Morila gold mine is nearing the end of its life and fed tailings storage facility (TSF) material, as well as Domba satellite ore during the year. The group also operates a fourth gold mine in Côte d’Ivoire, Tongon (subsidiary), which started production in December 2010 and a fifth in the Democratic Republic of Congo (DRC), Kibali (equity accounted joint venture) which started production in October 2013. Randgold is the operator of all of its mines.

The interests of the group in its operating mines are held through Société des Mines de Morila SA (Morila) which owns the Morila mine, Société des Mines de Loulo SA (Loulo) which owns the Loulo mine, Société des Mines de Tongon SA (Tongon) which owns the Tongon mine, Société des Mines de Gounkoto SA (Gounkoto) which owns the Gounkoto mine and Kibali Goldmines SA (Kibali), which owns the Kibali mine. Randgold holds an effective 40% interest in Morila in conjunction with AngloGold Ashanti Limited (AngloGold Ashanti) (40%) and the State of Mali (20%). Management of Morila Limited, the 80% shareholder of Morila, is effected through a joint venture committee, with Randgold and AngloGold Ashanti each appointing one-half of the members of the committee. The group also holds an effective 45% interest in the Kibali gold mine (equity accounted joint venture) in the Democratic Republic of Congo (DRC) in conjunction with AngloGold Ashanti (45%) and Société Miniére de Kilo-Moto SA UNISARL (SOKIMO) (10%). Management of Kibali (Jersey) Limited, the effective 90% shareholder of Kibali, is effected through a joint venture committee, with Randgold and AngloGold Ashanti each appointing one-half of the members of the committee. Randgold holds an effective 80% interest in both Loulo and Gounkoto. The remaining 20% interest is held by the State of Mali. Randgold holds an effective 89.7% interest in Tongon. The remaining 10% is held by the State of Côte d’Ivoire while 0.3% is held by local Ivorian investors.

The group has a portfolio of exploration permits and projects, with various exploration programs, ranging from early stage exploration to technical and financial studies being undertaken. These are underway in the DRC, Mali, Senegal and Côte d’Ivoire.